Goodwill	6 Months Ended
Jun. 30, 2022
Goodwill [abstract]
Goodwill

12. Goodwill

	Subscription, licensing and smart education business	Music events business	Total
	RMB’000	RMB’000	RMB’000
Cost and net carrying amount at December 31, 2021	1,610	235,615	237,225
Cost and net carrying amount at June 30, 2022 (Unaudited)	1,610	235,615	237,225

The Group performed goodwill impairment test at the CGU level on an annual basis and between annual tests when an event occurs or circumstances change indicating the asset might be impaired.

Goodwill acquired through business combinations is allocated to the following CGUs for impairment testing:

●	Subscription, licensing and smart music learning business; and

●	Music events and performances business

Subscription, licensing and smart music learning business

The recoverable amount of the CGU is determined based on a value-in-use calculation using cash flow projections based on financial budgets covering a five-year period approved by senior management. The pre-tax discount rate applied to the cash flow projections is 19.7%. The growth rate used to extrapolate the cash flows beyond the five-year period is 3%.

The following describes management’s key assumptions in its subscription, licensing and smart music learning business CGU’s cash flow projections:

Budgeted cash flows – the basis used to determine the budgeted cash flows is based on management’s expectation of the business development.

Discount rate – the discount rate used is before tax and reflects specific risks relating to the relevant unit.

Terminal growth rate – the growth rate is based on management’s expectation of the long-term forecast growth rate of the business.

Based on the result of the impairment testing of goodwill, in the opinion of the directors, no impairment provision was considered necessary for the Group’s goodwill allocated to the subscription, licensing and smart music learning business CGU as at December 31, 2021.

Music events and performances business

The recoverable amount of the CGU is determined based on a value-in-use calculation using cash flow projections based on financial budgets covering a five-year period approved by senior management. The pre-tax discount rate applied to the cash flow projections is 21.7%. The terminal growth rate used to extrapolate the cash flows beyond the five-year period is 3%.

The following describes management’s key assumptions in its music events and performances CGU’s cash flow projections:

Budgeted cash flows – the basis used to determine the budgeted cash flows is based on management’s expectation of the business development.

Discount rate – the discount rate used is before tax and reflects specific risks relating to the relevant unit.

Terminal growth rate – the growth rate is based on management’s expectation of the long-term forecast growth rate of the business.

Based on the results of the impairment testing of goodwill, in the opinion of the directors, no impairment provision was considered necessary for the Group’s goodwill allocated to the music events and performances business CGU as at December 31, 2021.